T. Rowe Price Small-Cap Index Fund
T. Rowe Price Small-Cap Index Fund Investor Class I Class SUMMARY
Investment Objective
The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Small-Cap Index Fund	Investor Class		I Class
Management fees	0.14%		0.14%
Other expenses	4.56%		4.54%	[1]
Total annual fund operating expenses	4.70%		4.68%
Fee waiver/expense reimbursement	(4.36%)	[2]	(4.49%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.34%	[2]	0.19%	[1]
[1]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2018) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund's Board of Directors.
[2]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2018) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees and expenses) that would cause the class' ratio of expenses to average daily net assets to exceed 0.34%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class' expense ratio is below 0.34%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.34% (excluding interest; expenses related to borrowings, taxes and brokerage; extraordinary expenses; and acquired fund fees and expenses).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Small-Cap Index Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	35	1,022	2,014	4,522
I Class	19	1,004	1,994	4,498

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund attempts to track the investment return of small-capitalization U.S. stocks by seeking to match the performance of the Russell 2000® Index (“benchmark index”). The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index and seeking to maintain holdings of each stock in proportion to its weight in the index.

Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2016, the market capitalization range for the benchmark index was approximately $20.0 million to $13.4 billion. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign the fund with the benchmark index.

The Russell 2000 Index, which is constructed by the Russell Investment Group, is a well-known small-cap stock index that is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the benchmark index may be considered micro-cap securities. The benchmark index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set. The benchmark index and the fund may at times have significant exposure to financial, healthcare, and information technology companies. However, the stock components of the benchmark index, and the degree to which these stocks represent specific industries or sectors, may change over time.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index, or as an efficient means of gaining small-cap stock exposure.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to price movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Small-cap stock risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, and to a lesser extent, micro-cap companies, the fund is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small and micro-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. Micro-cap stocks may be even more thinly traded, making it difficult for the fund to buy, sell and value their shares.

Index investing risks Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Industry risks To the extent the benchmark index and the fund have significant exposure to specific industries or sectors, the fund may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in financial, healthcare, and information technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact financial, healthcare, or information technology companies. The profitability of financial companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition. Companies in the healthcare sector may be affected by, among other things, regulatory changes, the expiration of a company’s patents, rising costs of medical products and services, pricing pressure, limited number of products, and changes in technologies. Information technology companies face intense competition, may have limited financial resources, personnel or product lines, their products may face obsolescence due to rapid technological developments, and the loss or impairment of their patent and intellectual property rights may adversely affect their profitability.

Futures risks The fund’s use of stock index futures exposes it to potential volatility and losses in excess of direct investments in the contract’s underlying assets. The values of the fund’s positions in stock index futures tend to fluctuate in response to changes in the value of the underlying index, which exposes the fund to the risk that the underlying index will not move in a direction that is favorable to the fund. While the value of a stock index futures contract tends to correlate with the value of the underlying index, differences between the futures market and the value of the underlying index may result in an imperfect correlation. Since losses could result from market movement, the fund may need to sell other portfolio securities at disadvantageous times in order to meet daily margin requirements. The futures markets may experience reduced liquidity, which could result in losses to the fund and cause the fund to be unable to settle its futures positions.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Small-Cap Index Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	9/30/16	8.99%	Worst Quarter	3/31/16	-1.61%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price Small-Cap Index Fund	1 Year	Since inception		Inception date
Investor Class	21.05%	18.90%		Dec. 09, 2015
Investor Class | Returns after taxes on distributions	20.01%	17.87%		Dec. 09, 2015
Investor Class | Returns after taxes on distributions and sale of fund shares	12.18%	14.09%		Dec. 09, 2015
I Class	21.26%	19.09%		Dec. 09, 2015
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	21.31%	19.17%	[1]	Dec. 09, 2015
[1]	Return as of 12/9/15.

Updated performance information is available through troweprice.com.